Marketable Securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Marketable Securities [Line Items]
Amortized Cost	$ 23,999
Gross Unrealized Gain	1
Gross Unrealized Losses	(2)
Fair Value	23,998	$ 0
Commercial Paper
Marketable Securities [Line Items]
Amortized Cost	15,999
Gross Unrealized Gain	1
Gross Unrealized Losses	(2)
Fair Value	15,998
US Treasury Securities [Member]
Marketable Securities [Line Items]
Amortized Cost	8,000
Fair Value	$ 8,000